Schedule of Investments
May 31, 2022 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 100.12%

Search, Detection, Navigation, Guidance, Aeronautical Sys - 0.10%
Northrop Grumman Corp.	110		51,477

Accident & Health Insurance - 0.05%
Principal Financial Group, Inc.	315		22,973

Aerospace/Defense - 0.30%
Lockheed Martin Corp.	305		134,234

Air Courier Services - 0.09%
FedEx Corp. (2)	185		41,547

Aircraft - 0.05%
Boeing Co. (2)	185		24,309

Aircraft Engines & Engine Parts - 0.54%
Honeywell International, Inc.	560		108,427
Raytheon Technologies Corp.	1,425		135,546

			243,973

Apparel Stores - 0.12%
TJX Companies, Inc. (2)	880		55,942

Application Software - 0.23%
Intuit, Inc. (2)	250		103,615

Auto Manufacturers - Major - 0.09%
Ford Motor Co. (2)	2,880		39,398

Banks - 0.07%
Goldman Sachs Group, Inc.	100		32,685

Beverages - 2.68%
The Coca-Cola Co.	16,410		1,040,066
Constellation Brands, Inc. (2)	95		23,320
Keurig Dr Pepper, Inc. (2)	725		25,186
PepsiCo, Inc. (2)	740		124,135

			1,212,707

Biological Products (No Diagnostic Substances) - 0.54%
Amgen, Inc	620		159,179
Gilead Sciences, Inc. (2)	890		57,716
Moderna, Inc. (2)	180		26,159

			243,054

Bottled & Canned Soft Drinks Carbonated Waters - 0.08%
Monster Beverage Corp. (2)	395		35,202

Cable & Other Pay Television Services - 0.94%
Charter Communications, Inc. (2)	215		108,990
Comcast Corp. (2)	5,675		251,289
The Walt Disney Co. (2)	570		62,951

			423,230

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.03%
The Kraft Heinz Co.	330		12,484

Cigarettes - 0.56%
Altria Group, Inc. (2)	1,350		143,437
Philip Morris International, Inc. (2)	2,020		109,262

			252,699

Computer & Office Equipment - 0.24%
International Business Machines Corp.	775		107,601

Computer Communications Equipment - 0.49%
Cisco Systems, Inc. (2)	4,910		221,195

Confectioners - 2.34%
Hershey Co.	5,010		1,060,667

Construction Machinery & Equip - 0.22%
Caterpillar, Inc. (2)	455		98,212

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.08%
Kimberly-Clark Corp. (2)	265		35,250

Crude Petroleum & Natural Gas - 0.43%
Devon Energy Corp. (2)	650		48,685
EOG Resources, Inc. (2)	265		36,294
Occidental Petroleum Corp. (2)	650		45,051
Pioneer Natural Resources Co.	230		63,926

			193,956

Drug Manufacturers - Major - 1.30%
Johnson & Johnson	3,275		587,961

Electric Services - 0.36%
American Electric Power Co., Inc. (2)	120		12,244
Dominion Energy, Inc. (2)	200		16,844
Duke Energy Corp. (2)	185		20,816
NextEra Energy, Inc	1,245		94,234
Southern Co. (2)	255		19,293

			163,431

Electronic & Other Electrical Equipment - 0.20%
Emerson Electric Co. (2)	430		38,124
General Electric Co. (2)	680		53,237

			91,361

Electronic Computers - 5.13%
Apple, Inc.	15,580		2,318,927

Farm Machinery & Equipment - 0.21%
Deere & Co. (2)	265		94,812

Fats & Oils - 0.08%
Archer Daniels Midland Co. (2)	405		36,782

Financial Services - 0.67%
American Express Co. (2)	925		156,159
Bank of America Corp. (2)	3,970		147,684

			303,843

Fire, Marine & Casualty Insurance - 10.49%
Allstate Corp.	10,785		1,474,202
American International Group, Inc. (2)	1,675		98,289
Berkshire Hathaway, Inc. Class B (2)	10,040		3,172,439

			4,744,930

Food & Kindred Products - 0.17%
Mondelez International, Inc. (2)	1,190		75,636

Gas & Other Services Combined - 0.03%
Sempra Energy (2)	75		12,290

General Industrial Machinery & Equipment - 0.11%
Illinois Tool Works, Inc. (2)	235		48,896

Gold and Silver Ores - 0.08%
Newmont Corp. (2)	555		37,657

Heallth Care Plans - 0.10%
Humana, Inc. (2)	95		43,152

Hospital & Medical Sercice Plans - 9.61%
Anthem, Inc. (2)	210		107,018
Centene Corp. (2)	415		33,798
Cigna Corp.	3,150		845,113
United Health Group, Inc.	6,765		3,360,717

			4,346,646
Hotels & Motels - 0.06%
Marriott International, Inc. (2)	160		27,453

Industrial Inorganic Chemicals - 0.06%
Air Products and Chemicals, Inc. (2)	105		25,847

Industrial Instruments For Measurement - 0.37%
Danaher Corp. (2)	640		168,845

Insurance Agents Brokers & Services - 0.10%
Marsh & McLenan Companies, Inc. (2)	295		47,185

Investment Advice - 0.28%
Blackstone, Inc.	1,085		127,802

Life Insurance- 0.12%
MetLife, Inc. (2)	785		52,901

Measuring & Controlling Devices, Nec- 0.45%
Thermo Fisher Scientific, Inc. (2)	360		204,325

Medical Instruments & Supplies - 0.12%
Intuitive Surgical, Inc. (2)	230		52,357

Metal Mining - 0.08%
Freeport-McMoRan Inc. (2)	965		37,712

Money Center Banks - 0.27%
Citigroup, Inc. (2)	2,285		122,042

Motor Vehicles & Passenger car Bodies - 0.70%
General Motors Co. (2)	345		13,345
Tesla, Inc. (2)	400		303,304

			316,649

Motors & Generators - 0.02%
Generac Holdings, Inc. (2)	35		8,648

National Commercial Banks- 2.00%
JPMorgan Chase & Co. (2)	4,560		602,969
The PNC Financial Services Group, Inc. (2)	415		72,795
Truist Financial Corp. (2)	1,000		49,740
U.S. Bancorp. (2)	1,425		75,625
Wells Fargo & Co.	2,255		103,211

			904,340

Oil&Gas - 1.08%
Exxon Mobil Corp.	4,595		441,120
Schlumberger Limited	1,010		46,420

			487,540

Optical Intrusments & lenses - 0.05%
KLA Corp. (2)	65		23,715

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.10%
Edwards Lifesciences Corp. (2)	465		46,895

Perfumes, Cosmetics & Other Toliet Prepa - 0.29%
Colgate Palmolive Co. (2)	620		48,862
Estee Lauder Companies, Inc	325		82,761

			131,623

Petroleum Refining- 3.67%
Chevron Corp.	7,740		1,351,868
Conoco Philips	1,495		167,978
Marathon Petroleum Corp. (2)	495		50,386
Phillips 66 (2)	365		36,796
Valero Energy Corp. (2)	395		51,192

			1,658,220

Pharmaceutical Preparations - 8.68%
Abbott Laboratories (2)	1,660		194,984
Abbvie, Inc (2)	1,000		147,370
Bristol-Myers Squibb Co.	14,575		1,099,684
Eli Lily & Co	830		260,155
Horizon Therapeutics PLC (Ireland) (2)	3,175		284,765
Merck & Co., Inc. (2)	2,235		205,687
Pfizer, Inc.	3,115		165,220
Regeneron Pharmaceuticals, Inc. (2)	50		33,237
Vertex Pharmaceuticals, Inc. (2)	5,450		1,464,142
Zoetis, Inc. (2)	430		73,500

			3,928,744

Plastics, materials, Synth resins & Nonv- 0.08%
The Dow Chemical Co. (2)	525		35,690

Radio & TV Broadcasting & Communications - 0.30%
Qualcomm, Inc. (2)	945		135,343

Radio Telephone Communications - 0.11%
T-Mobile US, Inc. (2)	370		49,317

Railroads, Line-haul Operating - 0.48%
CSX Corp.	1,545		49,116
Norfolk Southern Corp. (2)	175		41,940
Union Pacific Corp.	575		126,373

			217,429

Refuse Systems - 0.11%
Waste Management, Inc. (2)	300		47,553

Retail - Eating Places - 3.51%
McDonalds Corp.	6,290		1,586,401

Retail - Auto Dealers & Gasoline Stations- 0.91%
Autonation, Inc. (2)	3,450		412,482

Retail - Building Materials, Hardware, Garden Supply - 0.11%
Sherwin Williams Co	180		48,247

Retail -Catalog & Mail-Order Houses - 1.51%
Amazon.com, Inc. (2)	285		685,194

Retail -Drug Stores And proprietary Store- 0.20%
CVS Health Corp.	930		89,978

Retail- Lumber & Other Building Materials - 1.16%
Home Depot, Inc.	1,245		376,924
Lowe's Companies, Inc. (2)	760		148,428

			525,352

Retail-Variety Stores - 4.55%
Costco Wholesale Corp.	265		123,548
Dollar General Corp.	4,875		1,074,158
Target Corp.	550		89,034
Walmart, Inc.	5,995		771,137

			2,057,877

Rubber & Plastics Footwear- 0.36%
Nike, Inc. Class B (2)	1,375		163,419

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.20%
CME Group, Inc. (2)	175		34,795
Intercontinental Exchange, Inc. (2)	545		55,803

			90,598

Security Brokers, Dealers & Flotation Companies - 1.15%
Blackrock, Inc. (2)	145		97,017
Charles Schwab Corp.	4,000		280,400
Morgan Stanley (2)	1,645		141,700

			519,117

Semiconductor-Broad Line - 0.31%
Texas Instruments, Inc.	795		140,524

Semiconductor- Integrated Circuits- 0.08%
Marvell Technology, Inc. (2)	640		37,856

Semiconductors- 0.18%
Micron Technology, Inc. (2)	1,095		80,855

Semiconductors & Related Devices - 3.03%
Advanced Micro Devices, Inc. (2)	1,935		197,099
Analog Devices, Inc.	305		51,362
Applied Materials, Inc.	1,050		123,155
Broadcom, Inc.	595		345,177
Intel Corp.	3,530		156,803
NVIDIA Corp.	2,660		496,675

			1,370,271

Services - Business Services - 4.63%
Fidelity National Information Services, Inc. (2)	450		47,025
Fiserv, Inc. (2)	325		32,559
Mastercard, Inc. Class A	3,345		1,197,075
PayPal Holdings, Inc. (2)	1,420		120,998
Uber Technologies, Inc. (2)	485		11,252
Visa, Inc. Class A	3,240		687,431

			2,096,340

Services - Computer Processing & Data Preparation - 0.35%
Automatic Data Processing, Inc. (2)	400		89,176
Workday, Inc. Class A (2)	445		69,554

			158,730

Services - Computer Programming, Data Processing, Etc. - 4.79%
Alphabet, Inc. Class A (2)	655		1,490,282
Meta Platforms, Inc. Class A (2)	3,505		678,708

			2,168,990

Services - Consumer Credit Reporting, Collection Agencies- 0.32%
Moody's Corp.	135		40,712
S&P Global, Inc.	295		103,097

			143,809

Services -General Medical & Surgical Hosp- 0.07%
HCA Healthcare, Inc. (2)	145		30,508

Services - Prepackaged Software - 8.56%
Adobe, Inc. (2)	415		172,839
Block, Inc. (2)	245		21,440
Microsoft Corp.	8,655		2,353,035
Oracle Corp. (2)	2,390		171,889
Paycom Software, Inc. (2)	1,665		473,426
Salesforce.com, Inc. (2)	585		93,740
ServiceNow, Inc. (2)	1,135		530,578
Snowflake, Inc. Class A (2)	250		31,913
Synopsys, Inc. (2)	75		23,940

			3,872,800

Services - Video Tape Rental - 0.84%
Netflix, Inc. (2)	1,930		381,059

Services-to Dwellings & Other Buildings - 0.10%
Airbnb, Inc. Class A (2)	370		44,722

Ship & Boat Building & Repairing- 0.13%
General Dynamics Corp. (2)	270		60,726

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.89%
Ecolab, Inc. (2)	210		34,421
Procter & Gamble Co.	8,610		1,273,247

			1,307,668

Special Industry Machinery, Nec - 0.15%
Lam Research Corp. (2)	130		67,604

Specialty eateries- 0.19%
Starbucks Corp.	1,080		84,780

Surgical & Medical Instruments & Apparatus - 0.48%
3M Co.	660		98,531
Becton, Dickinson and Co. (2)	140		35,812
Boston Scientific Corp (2)	700		28,707
Stryker Corp. (2)	230		53,935

			216,985

Telecom Services-Domestic- 0.19%
AT&T, Inc. (2)	4,130		87,928

Telecommunications- 0.14%
Verizon Communications, Inc. (2)	1,260		64,625

Transportation Services- 0.17%
Booking Holdings, Inc. (2)	35		78,525

Trucking & Courier Services (No Air) - 0.32%
United Parcel Service, Inc.	795		144,889

Wholesale--Drugs, Proprietaries & Druggists' Sundries - 0.10%
McKesson Corp.	140		46,017

Wholesale - Durable Goods Goods - 0.05%
W.W. Grainger, Inc.	50		24,353

Total Common Stock	(Cost $ 44,421,950)		45,300,138

Total Investments - 100.12%	(Cost $ 44,421,950)		45,300,138

Liabilities in Excess of Other Assets - -.12%			(55,898)

Total Net Assets - 100.00%			45,244,240

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (4)
Level 1 - Quoted Prices	$45,300,138	$
Level 2 - Other Significant Observable Inputs	0		-
Level 3 - Significant Unobservable Inputs	0		-
Total	$45,300,138		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Fair valued security deemed as Level 3 security.
(4) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.